Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Details of Amounts Receivable and Allowances for Credit Losses	Details of amounts receivable and allowance for credit losses as of April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	2024 $	2023 $	2022 $
Amounts receivable	3,819	3,280	2,539
Allowance for credit losses	(29)	(33)	(36)
Amounts receivable, net	3,790	3,247	2,503

Summary of Classification and Measurement of Financial Assets and Liabilities

At April 30, 2024, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(U.S.$)
Cash	784	551
Amounts receivable	1,847	568
	2,631	1,119

Accounts payable and accrued liabilities	(1,344)	(1,258)
Deferred acquisition payments	(193)	—
Leases	(882)	—
	(2,419)	(1,258)

Net	212	(139)

Schedule of Contractual Cash Flow Requirements

Contractual cash flow requirements as of April 30, 2024 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	4,372	—	—	—	4,372
Leases	2,444	2,411	6,914	5,763	17,532
Total	6,816	2,411	6,914	5,763	21,904